BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Basis Of Presentation And Going Concern Details Narrative
Cumulative Net Losses	$ 10,011,131	$ 7,271,175